Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued liabilities
(in thousands)	June 30, 2022	December 31, 2021
Accrued compensation	$7,719	$9,832
Accrued charitable contributions	400	400
Accrued medical claims	567	398
Other	619	479
Total accrued liabilities	$9,305	$11,109

	December 31,
(in thousands)	2021	2020
Accrued compensation	$9,832	$5,378
Accrued charitable contributions	400	400
Accrued medical claims	398	307
Other	479	225
Total accrued liabilities	$11,109	$6,310